(Vanguard Mid-Cap Value Index Fund Participant) (Vanguard Mid-Cap Value Index Fund)	12 Months Ended
Dec. 31, 2012
Vanguard Mid-Cap Value Index Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%
Vanguard Mid-Cap Value Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%
Vanguard Mid-Cap Value Index Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%